Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,181,250.00
Total Fee Amount	163.13
Total Offset Amount	163.13
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A